Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	$ 1,215,573	$ 714,436
Total due from related parties	39,238	116,610
Zhentao Jiang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	1,119,465	712,485
Yufeng Mi [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	2,000	1,951
Yang Cao [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	94,108
Wenjie Tang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	$ 39,238	$ 116,610